[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

May 8, 2015	91322.00006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Global Investment Solutions —

Uncommon Values Trust, 2015 Series and

Uncommon Values Growth & Income Series, 2015

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of the Morgan Stanley Global Investment Solutions — Uncommon Values Trust, 2015 Series and Uncommon Values Growth & Income Series, 2015 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933. It is currently expected that the Trust will become effective immediately, pursuant to Rule 487, upon the filing of an appropriate amendment.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures

cc:                                Scott Richardson